Quarterly Holdings Report
for
Fidelity® Limited Term Bond ETF
November 30, 2021
T13-NPRT1-0122
1.9862236.107

Schedule of Investments November 30, 2021 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 63.2%
		Principal Amount(a)	Value
COMMUNICATION SERVICES – 3.7%
Diversified Telecommunication Services – 0.6%
AT&T, Inc.:
0.90% 3/25/24		$ 560,000	$ 556,390
1.65% 2/1/28		482,000	468,954
Verizon Communications, Inc. 2.355% 3/15/32 (b)		757,000	749,276
			1,774,620
Media – 2.2%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.464% 7/23/22		2,121,000	2,158,469
Comcast Corp.:
3.70% 4/15/24		895,000	948,495
3.95% 10/15/25		1,341,000	1,462,075
Discovery Communications LLC 2.95% 3/20/23		1,490,000	1,528,366
			6,097,405
Wireless Telecommunication Services – 0.9%
NTT Finance Corp.:
0.583% 3/1/24 (b)		268,000	265,463
1.162% 4/3/26 (b)		362,000	355,561
1.591% 4/3/28 (b)		450,000	443,128
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.725% 3/22/22 (c)(d)		246,000	246,325
T-Mobile USA, Inc.:
2.625% 4/15/26		710,000	710,124
3.50% 4/15/25		453,000	479,201
			2,499,802
TOTAL COMMUNICATION SERVICES	10,371,827
CONSUMER DISCRETIONARY – 3.7%
Automobiles – 2.3%
BMW U.S. Capital LLC 3.45% 4/12/23 (b)		1,330,000	1,377,149
Daimler Finance North America LLC:
0.75% 3/1/24 (b)		758,000	751,896
1.45% 3/2/26 (b)		237,000	235,760
General Motors Financial Co., Inc.:
1.05% 3/8/24		218,000	216,600
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.200% 1.25% 11/17/23 (c)(d)		708,000	717,763
1.25% 1/8/26		826,000	805,505
1.70% 8/18/23		276,000	278,943
3.25% 1/5/23		588,000	602,175

		Principal Amount(a)	Value

Hyundai Capital America 1.00% 9/17/24 (b)		$ 543,000	$ 535,828
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (b)		650,000	639,510
2.90% 5/13/22 (b)		500,000	505,119
			6,666,248
Hotels, Restaurants & Leisure – 0.1%
McDonald's Corp. 3.30% 7/1/25		55,000	58,560
Starbucks Corp. 3.80% 8/15/25		126,000	136,150
			194,710
Multiline Retail – 0.7%
Dollar Tree, Inc. 4.00% 5/15/25		1,822,000	1,963,228
Specialty Retail – 0.6%
7-Eleven, Inc.:
0.80% 2/10/24 (b)		772,000	763,712
0.95% 2/10/26 (b)		367,000	354,051
1.30% 2/10/28 (b)		121,000	115,149
AutoZone, Inc.:
3.125% 7/15/23		163,000	168,165
3.625% 4/15/25		28,000	29,865
Ross Stores, Inc. 0.875% 4/15/26		273,000	264,725
			1,695,667
TOTAL CONSUMER DISCRETIONARY	10,519,853
CONSUMER STAPLES – 3.9%
Beverages – 0.9%
JDE Peet's N.V.:
0.80% 9/24/24 (b)		589,000	577,271
1.375% 1/15/27 (b)		744,000	723,922
Keurig Dr Pepper, Inc. 0.75% 3/15/24		810,000	801,608
Molson Coors Brewing Co. 3.00% 7/15/26		343,000	359,057
			2,461,858
Food & Staples Retailing – 0.0%
CVS Health Corp. 3.70% 3/9/23		159,000	164,434
Food Products – 1.1%
Conagra Brands, Inc. 0.50% 8/11/23		466,000	462,876
JBS Finance Luxembourg Sarl 2.50% 1/15/27 (b)		375,000	371,850
JBS U.S.A. Lux SA / JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (b)		1,000,000	1,078,500

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
		Principal Amount(a)	Value
CONSUMER STAPLES – continued
Food Products – continued
McCormick & Co., Inc. 0.90% 2/15/26		$ 610,000	$590,738
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (b)		666,000	657,715
			3,161,679
Tobacco – 1.9%
Altria Group, Inc. 2.35% 5/6/25		808,000	830,371
BAT Capital Corp. 3.222% 8/15/24		499,000	519,713
BAT International Finance PLC:
1.668% 3/25/26		1,336,000	1,316,074
3.95% 6/15/25 (b)		626,000	671,505
Imperial Brands Finance PLC:
3.125% 7/26/24 (b)		250,000	259,186
3.75% 7/21/22 (b)		200,000	202,762
4.25% 7/21/25 (b)		550,000	592,430
Philip Morris International, Inc.:
0.875% 5/1/26		296,000	286,128
1.125% 5/1/23		279,000	280,673
1.50% 5/1/25		136,000	136,812
2.875% 5/1/24		212,000	221,482
			5,317,136
TOTAL CONSUMER STAPLES	11,105,107
ENERGY – 5.1%
Oil, Gas & Consumable Fuels – 5.1%
Canadian Natural Resources Ltd. 2.05% 7/15/25		1,063,000	1,074,207
Cenovus Energy, Inc. 3.80% 9/15/23		275,000	285,748
Enbridge, Inc. 1.60% 10/4/26		1,000,000	986,007
Energy Transfer LP:
4.20% 9/15/23		169,000	177,095
4.25% 3/15/23		1,206,000	1,245,230
4.50% 4/15/24		482,000	513,297
Energy Transfer Operating LP 2.90% 5/15/25		493,000	508,814
Equinor ASA:
1.75% 1/22/26		53,000	53,475
2.875% 4/6/25		455,000	476,881
Kinder Morgan Energy Partners LP 3.50% 9/1/23		203,000	210,368
Kinder Morgan, Inc. 3.15% 1/15/23		170,000	173,967
Marathon Petroleum Corp. 4.50% 5/1/23		1,503,000	1,570,320

		Principal Amount(a)	Value

MPLX LP:
1.75% 3/1/26		$ 479,000	$ 474,072
3.375% 3/15/23		236,000	242,320
4.50% 7/15/23		388,000	405,716
Occidental Petroleum Corp.:
2.90% 8/15/24		774,000	776,287
3.20% 8/15/26		201,000	197,483
Ovintiv Exploration, Inc. 5.625% 7/1/24		99,000	107,730
Petroleos Mexicanos:
6.49% 1/23/27		420,000	429,429
6.50% 3/13/27		600,000	613,050
Phillips 66:
1.30% 2/15/26		256,000	251,013
3.70% 4/6/23		351,000	363,910
3.85% 4/9/25		477,000	510,819
Pioneer Natural Resources Co. 0.55% 5/15/23		470,000	467,774
Plains All American Pipeline LP / PAA Finance Corp. 3.65% 6/1/22		1,484,000	1,494,344
Shell International Finance BV 3.50% 11/13/23		70,000	73,594
Valero Energy Corp.:
1.20% 3/15/24		325,000	323,496
2.70% 4/15/23		0.00	0
2.85% 4/15/25		404,000	419,289
Western Midstream Operating LP 3 month U.S. LIBOR + 2.100% 2.222% 1/13/23 (c)(d)		101,000	100,475
TOTAL ENERGY	14,526,210
FINANCIALS – 30.4%
Banks – 17.5%
ABN AMRO Bank N.V. 1.542% 6/16/27 (b)(d)		666,000	654,230
Banco Santander SA 1.722% 9/14/27 (d)		400,000	392,533
Bank of America Corp.:
0.976% 4/22/25 (d)		820,000	813,024
1.197% 10/24/26 (d)		581,000	568,872
1.319% 6/19/26 (d)		554,000	548,715
2.015% 2/13/26 (d)		1,262,000	1,278,597
4.20% 8/26/24		2,145,000	2,305,001
Bank of Nova Scotia 0.55% 9/15/23		245,000	243,965
Barclays PLC:
2.279% 11/24/27 (d)		1,000,000	1,001,202
2.852% 5/7/26 (d)		300,000	309,620
3.932% 5/7/25 (d)		1,000,000	1,056,012
BBVA USA 2.50% 8/27/24		470,000	486,815

Quarterly Report	3

Nonconvertible Bonds – continued
	Principal Amount(a)	Value
FINANCIALS – continued
Banks – continued
BPCE SA:
1.652% 10/6/26 (b)(d)	$ 1,100,000	$ 1,087,192
2.045% 10/19/27 (b)(d)	378,000	375,105
Canadian Imperial Bank of Commerce:
0.45% 6/22/23	500,000	496,885
0.95% 6/23/23	327,000	327,865
Capital One Bank USA N.A. 2.28% 1/28/26 (d)	350,000	357,205
CIT Bank N.A. 2.969% 9/27/25 (d)	325,000	330,687
CIT Group, Inc.:
3.929% 6/19/24 (d)	40,000	41,197
5.00% 8/1/23	595,000	627,725
Citibank N.A. 3.65% 1/23/24	250,000	263,884
Citigroup, Inc.:
0.981% 5/1/25 (d)	286,000	284,098
1.122% 1/28/27 (d)	380,000	368,942
2.70% 10/27/22	0.00	0
3.106% 4/8/26 (d)	423,000	443,426
4.40% 6/10/25	291,000	316,040
Credit Suisse AG 0.52% 8/9/23	550,000	547,273
Discover Bank 3.35% 2/6/23	700,000	719,015
DNB Bank ASA:
1.535% 5/25/27 (b)(d)	381,000	376,068
1.605% 3/30/28 (b)(d)	679,000	666,940
Enel Finance America LLC:
0.377% 7/11/22	1,000,000	997,528
0.40% 9/27/22	1,000,000	996,229
First Republic Bank 1.912% 2/12/24 (d)	250,000	253,110
HSBC Holdings PLC:
0.976% 5/24/25 (d)	1,300,000	1,285,368
1.589% 5/24/27 (d)	300,000	293,101
3.803% 3/11/25 (d)	250,000	263,219
ING Groep N.V. 1.726% 4/1/27 (d)	901,000	897,247
Intesa Sanpaolo SpA:
3.375% 1/12/23 (b)	475,000	487,118
5.71% 1/15/26 (b)	267,000	295,958
JPMorgan Chase & Co.:
0.697% 3/16/24 (d)	500,000	499,324
0.824% 6/1/25 (d)	879,000	868,502
1.045% 11/19/26 (d)	718,000	698,131
1.47% 9/22/27 (d)	790,000	774,878
2.083% 4/22/26 (d)	1,125,000	1,144,196
3.22% 3/1/25 (d)	1,864,000	1,947,184

	Principal Amount(a)	Value

Lloyds Banking Group PLC:
0.695% 5/11/24 (d)	$ 227,000	$ 226,189
2.438% 2/5/26 (d)	200,000	205,439
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	450,000	448,036
1.538% 7/20/27 (d)	300,000	295,649
1.64% 10/13/27 (d)	700,000	692,181
2.193% 2/25/25	1,230,000	1,261,225
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (d)	649,000	647,032
1.234% 5/22/27 (d)	350,000	339,811
National Bank of Canada 0.90% 8/15/23 (d)	450,000	450,657
Natwest Group PLC:
3.875% 9/12/23	300,000	313,604
4.519% 6/25/24 (d)	1,250,000	1,315,454
Regions Financial Corp. 2.25% 5/18/25	166,000	170,504
Royal Bank of Canada 1.15% 6/10/25	1,417,000	1,404,617
Santander Holdings USA, Inc.:
3.40% 1/18/23	274,000	280,853
3.45% 6/2/25	1,360,000	1,434,849
Societe Generale:
1.488% 12/14/26 (b)(d)	1,248,000	1,219,649
1.792% 6/9/27 (b)(d)	456,000	447,665
2.625% 10/16/24 (b)	200,000	206,003
3.875% 3/28/24 (b)	343,000	362,866
Sumitomo Mitsui Financial Group, Inc.:
1.402% 9/17/26	725,000	709,906
1.474% 7/8/25	200,000	199,575
SVB Financial Group 3.125% 6/5/30	147,000	154,385
Svenska Handelsbanken AB 0.625% 6/30/23 (b)	450,000	449,502
Synovus Financial Corp. 3.125% 11/1/22	1,035,000	1,051,726
The Toronto-Dominion Bank 0.75% 6/12/23	407,000	407,326
Wells Fargo & Co.:
1.654% 6/2/24 (d)	220,000	222,308
2.164% 2/11/26 (d)	1,844,000	1,881,590
2.406% 10/30/25 (d)	516,000	529,800
4.30% 7/22/27	1,296,000	1,440,985
Westpac Banking Corp. 4.11% 7/24/34 (d)	1,585,000	1,718,818
		49,477,430
Capital Markets – 2.9%
Ares Capital Corp. 3.25% 7/15/25	660,000	679,535
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount(a)	Value
FINANCIALS – continued
Capital Markets – continued
Credit Suisse Group AG:
1.305% 2/2/27 (b)(d)	$ 1,000,000	$ 967,937
2.593% 9/11/25 (b)(d)	220,000	224,954
Goldman Sachs Group, Inc.:
0.523% 3/8/23	320,000	318,962
0.627% 11/17/23 (d)	294,000	293,238
0.657% 9/10/24 (d)	300,000	297,679
2.905% 7/24/23 (d)	260,000	263,375
3.20% 2/23/23	437,000	448,929
3.272% 9/29/25 (d)	266,000	279,021
Morgan Stanley:
0.529% 1/25/24 (d)	132,000	131,481
0.56% 11/10/23 (d)	424,000	422,706
0.731% 4/5/24 (d)	430,000	428,903
0.79% 5/30/25 (d)	640,000	630,213
2.72% 7/22/25 (d)	1,794,000	1,851,363
Nomura Holdings, Inc. 1.653% 7/14/26	1,000,000	983,853
State Street Corp. 2.901% 3/30/26 (d)	16,000	16,828
		8,238,977
Consumer Finance – 2.1%
Ally Financial, Inc.:
1.45% 10/2/23	151,000	151,668
3.05% 6/5/23	325,000	333,682
5.125% 9/30/24	872,000	955,441
Capital One Financial Corp.:
1.878% 11/2/27 (d)	700,000	696,106
3.20% 1/30/23	1,422,000	1,460,612
Ford Motor Credit Co. LLC 3.339% 3/28/22	1,500,000	1,505,175
Synchrony Financial:
4.25% 8/15/24	338,000	359,833
4.375% 3/19/24	333,000	353,052
Toyota Motor Credit Corp. 0.50% 8/14/23	197,000	196,353
		6,011,922
Diversified Financial Services – 3.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust:
1.65% 10/29/24	352,000	351,365
1.75% 1/30/26	185,000	181,358
2.45% 10/29/26	151,000	151,380
3.30% 1/23/23	100,000	102,375
4.875% 1/16/24	150,000	160,279
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)	235,000	240,032
3.625% 5/1/22 (b)	37,000	37,361
3.95% 7/1/24 (b)	49,000	51,357
5.50% 1/15/26 (b)	172,000	190,909

	Principal Amount(a)	Value

BNP Paribas SA:
1.323% 1/13/27 (b)(d)	$ 1,053,000	$ 1,025,868
2.219% 6/9/26 (b)(d)	500,000	507,607
3.50% 3/1/23 (b)	500,000	516,732
Deutsche Bank AG:
0.898% 5/28/24	125,000	124,152
1.447% 4/1/25 (d)	1,194,000	1,189,711
2.129% 11/24/26 (d)	638,000	639,582
2.222% 9/18/24 (d)	861,000	873,238
2.311% 11/16/27 (d)	517,000	516,124
Intercontinental Exchange, Inc.:
0.70% 6/15/23	356,000	355,056
3.45% 9/21/23	157,000	163,818
International Lease Finance Corp. 5.875% 8/15/22	1,429,000	1,480,135
Moody's Corp. 4.875% 2/15/24	394,000	423,228
NatWest Markets PLC 0.80% 8/12/24 (b)	377,000	371,898
UBS AG 1.25% 6/1/26 (b)	1,300,000	1,278,526
		10,932,091
Insurance – 4.0%
AIG Global Funding 0.80% 7/7/23 (b)	422,000	422,202
American International Group, Inc. 4.20% 4/1/28	421,000	473,870
Athene Global Funding:
0.95% 1/8/24 (b)	1,675,000	1,669,491
1.00% 4/16/24 (b)	170,000	169,251
1.73% 10/2/26 (b)	500,000	490,556
Empower Finance 2020 LP 1.357% 9/17/27 (b)	258,000	250,360
Equitable Financial Life Global Funding:
0.50% 11/17/23 (b)	344,000	341,286
1.40% 8/27/27 (b)	344,000	335,753
1.70% 11/12/26 (b)	451,000	446,855
Equitable Holdings, Inc. 3.90% 4/20/23	1,183,000	1,230,245
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	392,000	382,087
Guardian Life Global Funding:
1.10% 6/23/25 (b)	215,000	213,612
1.40% 7/6/27 (b)	518,000	507,706
Jackson Financial, Inc. 1.125% 11/22/23 (b)	750,000	749,580
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	882,000	936,552

Quarterly Report	5

Nonconvertible Bonds – continued
		Principal Amount(a)	Value
FINANCIALS – continued
Insurance – continued
Metropolitan Life Global Funding I 0.90% 6/8/23 (b)		$ 523,000	$ 524,862
Pacific Life Global Funding II 1.20% 6/24/25 (b)		1,775,000	1,764,716
Pricoa Global Funding I 2.40% 9/23/24 (b)		117,000	121,355
RGA Global Funding 2.00% 11/30/26 (b)		273,000	274,519
			11,304,858
TOTAL FINANCIALS	85,965,278
HEALTH CARE – 3.2%
Health Care Equipment & Supplies – 0.6%
Alcon Finance Corp. 2.75% 9/23/26 (b)		200,000	206,803
Boston Scientific Corp.:
1.90% 6/1/25		147,000	148,811
3.45% 3/1/24		1,300,000	1,362,940
			1,718,554
Health Care Providers & Services – 0.5%
Anthem, Inc. 0.45% 3/15/23		367,000	365,438
Cigna Corp.:
0.613% 3/15/24		153,000	151,158
3.75% 7/15/23		210,000	219,113
Humana, Inc. 0.65% 8/3/23		670,000	666,395
			1,402,104
Life Sciences Tools & Services – 0.8%
PerkinElmer, Inc. 0.85% 9/15/24		800,000	787,179
Thermo Fisher Scientific, Inc.:
1.215% 10/18/24		720,000	720,092
2.95% 9/19/26		662,000	699,192
			2,206,463
Pharmaceuticals – 1.3%
AbbVie, Inc. 2.30% 11/21/22		1,150,000	1,167,339
Astrazeneca Finance LLC 0.70% 5/28/24		560,000	554,335
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		350,000	380,996
Bayer U.S. Finance LLC 3.375% 10/8/24 (b)		300,000	314,514
Bristol-Myers Squibb Co.:
2.90% 7/26/24		246,000	257,327
3.20% 6/15/26		299,000	321,406
Elanco Animal Health, Inc. 5.272% 8/28/23		208,000	219,738

		Principal Amount(a)	Value

Viatris, Inc. 1.65% 6/22/25		$ 353,000	$ 352,295
			3,567,950
TOTAL HEALTH CARE	8,895,071
INDUSTRIALS – 3.5%
Aerospace & Defense – 0.4%
The Boeing Co.:
1.167% 2/4/23		535,000	535,200
1.95% 2/1/24		313,000	317,332
4.875% 5/1/25		318,000	348,527
			1,201,059
Airlines – 0.3%
American Airlines Pass Through Trust 3.85% 8/15/29		345,090	330,285
Delta Air Lines, Inc. 2.90% 10/28/24		306,000	308,385
United Airlines Pass Through Trust 3.50% 11/1/29		229,786	226,339
			865,009
Building Products – 0.5%
Carrier Global Corp. 2.242% 2/15/25		1,378,000	1,408,878
Commercial Services & Supplies – 0.1%
Republic Services, Inc. 0.875% 11/15/25		441,000	428,675
Industrial Conglomerates – 0.6%
General Electric Co. 3.45% 5/1/27		336,000	365,763
Roper Technologies, Inc. 3.65% 9/15/23		752,000	785,652
Siemens Financieringsmaatschappij N.V.:
0.65% 3/11/24 (b)		301,000	299,174
1.20% 3/11/26 (b)		325,000	319,430
			1,770,019
Machinery – 0.6%
Caterpillar Financial Services Corp. 0.25% 3/1/23		450,000	448,111
Otis Worldwide Corp.:
3 month U.S. LIBOR + 0.450% 0.583% 4/5/23 (c)(d)		163,000	163,008
2.056% 4/5/25		522,000	531,520
Wabtec Corp. 4.40% 3/15/24		451,000	480,053
			1,622,692
Road & Rail – 0.1%
Canadian Pacific Railway Co. 1.75% 12/2/26 (e)		155,000	155,087
6	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
		Principal Amount(a)	Value
INDUSTRIALS – continued
Trading Companies & Distributors – 0.9%
Air Lease Corp.:
0.70% 2/15/24		$ 1,437,000	$ 1,416,724
0.80% 8/18/24		381,000	373,922
2.625% 7/1/22		631,000	637,002
			2,427,648
TOTAL INDUSTRIALS	9,879,067
INFORMATION TECHNOLOGY – 2.2%
Electronic Equipment, Instruments & Components – 0.0%
Amphenol Corp. 3.20% 4/1/24		37,000	38,604
IT Services – 0.2%
PayPal Holdings, Inc.:
1.35% 6/1/23		171,000	172,782
1.65% 6/1/25		230,000	232,242
The Western Union Co. 4.25% 6/9/23		257,000	269,096
			674,120
Semiconductors & Semiconductor Equipment – 0.8%
Broadcom, Inc. 1.95% 2/15/28 (b)		250,000	243,919
Microchip Technology, Inc. 0.983% 9/1/24 (b)		415,000	409,005
Micron Technology, Inc. 4.185% 2/15/27		1,386,000	1,517,642
			2,170,566
Software – 0.6%
Microsoft Corp. 2.40% 8/8/26		509,000	530,989
Oracle Corp. 1.65% 3/25/26		160,000	159,216
VMware, Inc.:
1.00% 8/15/24		671,000	666,224
1.40% 8/15/26		295,000	288,270
			1,644,699
Technology Hardware, Storage & Peripherals – 0.6%
Apple, Inc. 2.45% 8/4/26		509,000	530,228
Dell International LLC / EMC Corp. 5.45% 6/15/23		1,130,000	1,198,548
			1,728,776
TOTAL INFORMATION TECHNOLOGY	6,256,765
MATERIALS – 1.1%
Chemicals – 1.1%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.30% 5/1/23 (b)		127,000	131,320

		Principal Amount(a)	Value

International Flavors & Fragrances, Inc.:
0.697% 9/15/22 (b)		$ 66,000	$ 66,038
1.23% 10/1/25 (b)		563,000	553,180
LYB International Finance III LLC 1.25% 10/1/25		207,000	204,370
The Mosaic Co. 3.25% 11/15/22		1,768,000	1,807,269
Westlake Chemical Corp. 0.875% 8/15/24		211,000	208,880
TOTAL MATERIALS	2,971,057
REAL ESTATE – 1.8%
Equity Real Estate Investment Trusts (REITs) – 1.4%
American Tower Corp. 1.30% 9/15/25		129,000	127,197
Boston Properties LP 3.20% 1/15/25		1,610,000	1,690,105
Brixmor Operating Partnership LP 2.25% 4/1/28		177,000	177,297
Crown Castle International Corp. 1.35% 7/15/25		27,000	26,726
Healthcare Trust of America Holdings LP 3.50% 8/1/26		450,000	483,177
Omega Healthcare Investors, Inc. 4.375% 8/1/23		312,000	326,820
Retail Properties of America, Inc. 4.00% 3/15/25		150,000	157,626
SBA Tower Trust:
1.884% 7/15/50 (b)		86,000	86,358
2.836% 1/15/50 (b)		137,000	141,325
Simon Property Group LP 2.75% 6/1/23		509,000	521,540
Vornado Realty LP 2.15% 6/1/26		80,000	80,308
Welltower, Inc. 3.625% 3/15/24		110,000	115,876
			3,934,355
Real Estate Management & Development – 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23		10,000	10,279
4.10% 10/1/24		19,000	20,232
Realty Income Corp. 2.20% 6/15/28		24,000	24,220
Spirit Realty LP 2.10% 3/15/28		359,000	352,021
Ventas Realty LP:
2.65% 1/15/25		199,000	206,418
3.00% 1/15/30		486,000	502,439

Quarterly Report	7

Nonconvertible Bonds – continued
		Principal Amount(a)	Value
REAL ESTATE – continued
Real Estate Management & Development – continued
3.50% 4/15/24		$ 129,000	$ 135,760
			1,251,369
TOTAL REAL ESTATE	5,185,724
UTILITIES – 4.6%
Electric Utilities – 2.1%
Cleco Corporate Holdings LLC 3.743% 5/1/26		1,000,000	1,066,264
Exelon Corp. 3.497% 6/1/22		1,800,000	1,818,544
FirstEnergy Corp.:
1.60% 1/15/26		29,000	28,460
2.05% 3/1/25		138,000	137,310
ITC Holdings Corp. 2.70% 11/15/22		154,000	156,705
Southern California Edison Co. 3 month U.S. LIBOR + 0.270% 0.389% 12/3/21 (c)(d)		265,000	265,000
The Southern Co. 0.60% 2/26/24		388,000	382,955
Vistra Operations Co. LLC 5.00% 7/31/27 (b)		1,870,000	1,889,747
			5,744,985
Independent Power and Renewable Electricity Producers – 0.7%
Emera U.S. Finance LP 0.833% 6/15/24		522,000	514,755
The AES Corp. 3.30% 7/15/25 (b)		1,481,000	1,549,245
			2,064,000
Multi-Utilities – 1.8%
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 0.496% 3/9/23 (c)(d)		335,000	335,023
Berkshire Hathaway Energy Co. 2.80% 1/15/23		139,000	142,012
CenterPoint Energy, Inc.:
3 month U.S. LIBOR + 0.500% 0.673% 3/2/23 (c)(d)		153,000	152,758
2.50% 9/1/22		330,000	334,404
Cleco Power LLC 3 month U.S. LIBOR + 0.500% 0.616% 6/15/23 (b)(c)(d)		503,000	502,853
Dominion Energy Gas Holdings LLC 2.50% 11/15/24		343,000	355,211
Dominion Energy, Inc. 1.45% 4/15/26		410,000	405,259
DTE Energy Co. 2.25% 11/1/22		206,000	208,989
Florida Power & Light Co. 2.85% 4/1/25		138,000	144,433

		Principal Amount(a)	Value

NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.43% 2/22/23 (c)(d)		$ 290,000	$ 289,530
0.65% 3/1/23		570,000	569,272
2.75% 5/1/25		286,000	297,780
NiSource, Inc.:
0.95% 8/15/25		534,000	520,831
2.95% 9/1/29		207,000	214,511
ONE Gas, Inc. 0.85% 3/11/23		450,000	449,291
Sempra Energy 2.90% 2/1/23		101,000	103,239
			5,025,396
TOTAL UTILITIES	12,834,381
TOTAL NONCONVERTIBLE BONDS (Cost $179,766,869)	178,510,340
U.S. Treasury Obligations – 15.3%

U.S. Treasury Notes:
0.25% 7/31/25		13,166,400	12,811,010
0.375% 4/30/25		8,264,000	8,104,208
0.75% 3/31/26 (f)		20,760,000	20,449,411
2.375% 8/15/24		1,669,900	1,741,588
TOTAL U.S. TREASURY OBLIGATIONS (Cost $43,840,230)	43,106,217
Asset-Backed Securities – 12.6%

TCI-Flatiron Clo 2017-1 Ltd. 3 month U.S. LIBOR + 0.960% 1.118% 11/18/30 (b)(c)(d)		753,000	752,999
AASET Trust Series 2019-2, Class A 3.376% 10/16/39 (b)		209,843	202,070
AASET Trust Series 2021-1A, Class A 2.95% 11/16/41 (b)		249,729	246,304
AASET Trust Series 2021-2A, Class A 2.798% 1/15/47 (b)(e)		436,000	435,261
Affirm Asset Securitization Trust Series 2021-A, Class A 0.88% 8/15/25 (b)		100,000	100,059
AIMCO CLO 10 Ltd. 3 month U.S. LIBOR + 1.060% 1.188% 7/22/32 (b)(c)(d)		723,000	722,998
AIMCO CLO Series 2018-B 3 month U.S. LIBOR + 1.100% 1.224% 1/15/32 (b)(c)(d)		769,000	769,050
Ajax Mortgage Loan Trust Series 2021-B, Class A 2.239% 6/25/66 (b)		246,238	245,007
8	Quarterly Report

Schedule of Investments (Unaudited)–continued
Asset-Backed Securities – continued
	Principal Amount(a)	Value
AmeriCredit Automobile Receivables Trust 2021-3 0.76% 8/18/26	$ 709,000	$ 706,601
ARES LII CLO Ltd. 3 month U.S. LIBOR + 1.05% 1.178% 4/22/31 (b)(c)(d)	908,000	909,055
BA Credit Card Trust 0.44% 9/15/26	791,000	781,228
BA Credit Card Trust Series 2020-A1, Class A1 0.34% 5/15/26	625,000	618,961
Blackbird Capital Aircraft Ltd. Series 2016-1A, Class A 2.443% 7/15/46 (b)	511,125	507,475
CarMax Auto Owner Trust Series 2020-4, Class A3 0.50% 8/15/25	296,000	295,533
CarMax Auto Owner Trust Series 2021-1, Class A3 0.34% 12/15/25	371,000	369,286
Carvana Auto Receivables Trust 0.49% 3/10/26	903,000	896,898
Castlelake Aircraft Structured Trust Series 2021-1A, Class A 3.474% 1/15/46 (b)	408,635	417,072
Cedar Funding X CLO Ltd. 3 month U.S. LIBOR + 1.100% 1.228% 10/20/32 (b)(c)(d)	250,000	249,896
Cedar Funding XIV CLO Ltd. 3 month U.S. LIBOR + 1.100% 1.224% 7/15/33 (b)(c)(d)	798,000	798,198
Cent CLO 21 Ltd. 3 month U.S. LIBOR + 0.970% 1.105% 7/27/30 (b)(c)(d)	720,000	720,091
CF Hippolyta LLC Series 2020-1, Class A1 1.69% 7/15/60 (b)	502,301	500,213
CF Hippolyta LLC Series 2021-1A, Class A1 1.53% 3/15/61 (b)	352,502	346,671
Consumer Loan Underlying Bond CLUB Credit Certificate Issuer Trust Series 2019-HP1, Class A 2.59% 12/15/26 (b)	83,640	84,011
DB Master Finance LLC 2.045% 11/20/51 (b)	1,000,000	983,840
Dell Equipment Finance Trust 2021-1 0.43% 5/22/26 (b)	253,000	251,918
Dell Equipment Finance Trust Series 2019-2, Class A3 1.91% 10/22/24 (b)	70,753	71,096
Dell Equipment Finance Trust Series 2020-2, Class A2 0.47% 10/24/22 (b)	96,704	96,764

	Principal Amount(a)	Value
Dell Equipment Finance Trust Series 2020-2, Class A3 0.57% 10/23/23 (b)	$ 219,000	$ 218,992
Discover Card Execution Note Trust 0.58% 9/15/26	855,000	844,004
DLL LLC Series 2019-MT3, Class A3 2.08% 2/21/23 (b)	40,735	40,867
Donlen Fleet Lease Funding 2 LLC 0.56% 12/11/34 (b)	444,000	442,427
Eaton Vance CLO 2019-1 Ltd. 3 month U.S. LIBOR + 1.100% 1.224% 4/15/31 (b)(c)(d)	696,000	696,478
Enterprise Fleet Financing LLC Series 2020-2, Class A2 0.61% 7/20/26 (b)	374,217	373,924
Enterprise Fleet Funding LLC Series 2021-1, Class A2 0.44% 12/21/26 (b)	222,959	222,031
Exeter Automobile Receivables Trust 0.30% 10/15/24	396,000	395,195
Finance of America HECM Buyout Series 2021-HB1, Class A 0.875% 2/25/31 (b)(d)	135,082	135,011
Ford Credit Auto Owner Trust Series 2019-1, Class A 3.52% 7/15/30 (b)	250,000	263,245
Ford Credit Auto Owner Trust Series 2020-2, Class A 1.06% 4/15/33 (b)	726,000	713,628
Ford Credit Floorplan Master Owner Trust Series 2020-1, Class A1 0.70% 9/15/25	900,000	897,821
GM Financial Consumer Automobile Receivables Trust 2020-4, Class A3 0.38% 8/18/25	342,000	341,311
GMF Floorplan Owner Revolving Trust Series 2020-1, Class A 0.68% 8/15/25 (b)	169,000	168,587
GMF Floorplan Owner Revolving Trust Series 2020-2, Class A 0.69% 10/15/25 (b)	403,000	401,145
HPEFS Equipment Trust Series 2020-2A, Class A2 0.65% 7/22/30 (b)	96,205	96,246
Hyundai Auto Lease Securitization Trust Series 2021-A, Class A3 0.33% 1/16/24 (b)	378,000	377,622
Madison Park Funding XXIII Ltd. 3 month U.S. LIBOR + 0.97% 1.105% 7/27/31 (b)(c)(d)	817,000	817,051
Madison Park Funding XXXII Ltd. 3 month U.S. LIBOR + 1.100% 1.128% 1/22/31 (b)(c)(d)	512,000	512,022

Quarterly Report	9

Asset-Backed Securities – continued
	Principal Amount(a)	Value
Marlette Funding Trust 2021-2 0.51% 9/15/31 (b)	$ 528,278	$ 527,413
Marlette Funding Trust 2021-3 0.65% 12/15/31 (b)	357,000	356,098
Mercedes-Benz Auto Lease Trust Series 2019-B, Class A3 2.00% 10/17/22	52,653	52,778
Mercedes-Benz Auto Lease Trust Series 2020-B, Class A3 0.40% 11/15/23	180,000	179,963
MMAF Equipment Finance LLC Series 2019-B, Class A3 2.01% 12/12/24 (b)	202,000	204,352
Niagara Park Clo Ltd. 3 month U.S. LIBOR + 1.000% 1.122% 7/17/32 (b)(c)(d)	1,070,000	1,071,290
OneMain Direct Auto Receivables Trust 2021-1 0.87% 7/14/28 (b)	695,000	687,316
Palmer Square Loan Funding 2021-2 Ltd. 3 month U.S. LIBOR + 0.800% 0.96% 5/20/29 (b)(c)(d)	570,852	570,929
Santander Drive Auto Receivables Trust 2021-2 0.34% 2/18/25	611,000	610,233
Santander Retail Auto Lease Trust 2021-A 0.51% 7/22/24 (b)	376,000	373,820
Santander Retail Auto Lease Trust Series 2020-B, Class A3 0.57% 4/22/24 (b)	445,000	443,852
Slam 2021-1 Ltd. 2.434% 6/15/46 (b)	1,461,000	1,441,481
SoFi Consumer Loan Program Series 2019-4, Class A 2.45% 8/25/28 (b)	8,727	8,743
Symphony CLO XXI Ltd. 3 month U.S. LIBOR + 1.06% 1.184% 7/15/32 (b)(c)(d)	791,000	791,097
Symphony CLO XXIII Ltd. 3 month U.S. LIBOR + 1.020% 1.00% 1/15/34 (b)(c)(d)(e)	717,000	717,000
TCI-Symphony CLO 2017-1 Ltd. 3 month U.S. LIBOR + 0.930% 1.052% 7/15/30 (b)(c)(d)	805,000	805,271
Tesla Auto Lease Trust 2021-A 0.56% 3/20/25 (b)	547,000	543,246
Tesla Auto Lease Trust Series 2020-A, Class A3 0.68% 12/20/23 (b)	174,000	174,277
Upstart Securitization Trust 2021-2 0.91% 6/20/31 (b)	314,703	314,419
Upstart Securitization Trust 2021-3 0.83% 7/20/31 (b)	477,841	476,752
Upstart Securitization Trust 2021-4 0.84% 9/20/31 (b)	639,402	634,091

		Principal Amount(a)	Value
Upstart Securitization Trust 2021-5 1.31% 11/20/31 (b)		$ 720,000	$ 718,328
Upstart Securitization Trust Series 2021-1, Class A 0.87% 3/20/31 (b)		84,755	84,506
VCAT LLC Series 2021-NPL1, Class A1 2.289% 12/26/50 (b)		137,963	138,018
Verizon Master Trust:
0.50% 0.500% 5/20/27		612,000	605,610
0.69% 0.690% 5/20/27		700,000	692,216
Verizon Owner Trust Series 2020-A, Class A1A 1.85% 7/22/24		318,000	320,967
Volvo Financial Equipment LLC Series 2019-2A, Class A3 2.04% 11/15/23 (b)		119,346	120,229
Voya CLO 2017-1 Ltd. 3 month U.S. LIBOR + 0.950% 1.072% 4/17/30 (b)(c)(d)		700,000	700,055
World Omni Automobile Lease Securitization Trust Series 2020-B, Class A3 0.45% 2/15/24		244,000	243,596
TOTAL ASSET-BACKED SECURITIES (Cost $35,774,028)	35,644,108
Collateralized Mortgage Obligations – 7.0%

PRIVATE SPONSOR – 6.7%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ANM 3.112% 11/5/32 (b)		138,000	141,415
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class ASB 3.429% 9/15/48		457,864	478,257
Barclay's Commercial Mortgage Trust Series 2017-C1, Class ASB 3.488% 2/15/50		825,000	872,194
Benchmark Mortgage Trust Series 2018-B2, Class A2 3.662% 2/15/51		215,000	219,853
Blox Trust 1 month U.S. LIBOR + 0.750% 0.84% 9/15/26 (b)(c)(d)		352,000	351,419
Brass No 10 PLC 0.669% 4/16/69 (b)(d)		175,313	175,325
BX 2021-LBA3 Mortgage Trust 1 month U.S. LIBOR + 0.689% 0.779% 10/15/36 (b)(c)(d)		323,000	322,092
10	Quarterly Report

Schedule of Investments (Unaudited)–continued
Collateralized Mortgage Obligations – continued
	Principal Amount(a)	Value
PRIVATE SPONSOR – continued
BX Commercial Mortgage Trust 2021-ACNT 1 month U.S. LIBOR + 0.850% 0.95% 11/15/26 (b)(c)(d)	$ 319,000	$ 318,205
BX Commercial Mortgage Trust 2021-SOAR 1 month U.S. LIBOR + 0.67% 0.76% 6/15/38 (b)(c)(d)	464,000	461,396
BX Commercial Mortgage Trust 2021-VINO 1 month U.S. LIBOR + 0.652% 0.742% 5/15/38 (b)(c)(d)	300,000	299,087
BX Commercial Mortgage Trust Series 2019-XL, Class A 1 month U.S. LIBOR + 0.920% 1.01% 10/15/36 (b)(c)(d)	339,435	339,435
BX Trust 1 month U.S. LIBOR + 0.636% 0.726% 10/15/26 (b)(c)(d)	298,000	295,684
Cascade Funding Mortgage Trust 2021-HB6 0.898% 6/25/36 (b)(d)	286,968	286,781
CFMT 2021-EBO1 LLC 0.985% 11/25/50 (b)(d)	253,525	253,209
CFMT 2021-HB7 LLC 1.151% 10/27/31 (b)(d)	220,000	219,674
CFMT LLC Series 2021-HB5, Class A 0.801% 2/25/31 (b)(d)	156,198	156,090
CGDB Commercial Mortgage Trust Series 2019-MOB, Class A 1 month U.S. LIBOR + 0.950% 1.04% 11/15/36 (b)(c)(d)	100,000	99,749
CIM Retail Portfolio Trust 2021-RETL 1 month U.S. LIBOR + 1.400% 1.49% 8/15/36 (b)(c)(d)	205,000	204,614
Citigroup Commercial Mortgage Trust Series 2012-GC8, Class AS 3.683% 9/10/45 (b)	131,000	132,571
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class AAB 3.368% 2/10/49	111,001	115,545
COMM Mortgage Trust Series 2013-CR13, Class AM 4.449% 11/10/46 (d)	131,000	138,180
COMM Mortgage Trust Series 2013-LC6, Class ASB 2.478% 1/10/46	98,436	99,162
Credit Suisse Mortgage Capital Certificates 2.436% 2/25/61 (b)	720,000	719,984

	Principal Amount(a)	Value

CSMC Trust Series 2020-NET, Class A 2.257% 8/15/37 (b)	$ 100,000	$ 101,128
ELP Commercial Mortgage Trust 2021-ELP 1 month U.S. LIBOR + 0.701% 0.801% 11/15/38 (b)(c)(d)	443,000	440,920
GS Mortgage Securities Corportation Trust 2021-IP 1 month U.S. LIBOR + 0.950% 1.04% 10/15/36 (b)(c)(d)	190,000	190,056
GS Mortgage Securities Trust Series 2013-GC16, Class AS 4.649% 11/10/46	255,000	268,811
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8 3.424% 10/15/45 (b)	147,000	148,814
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class AS 3.353% 12/15/47 (b)	770,000	781,494
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD, Class A 1 month U.S. LIBOR + 1.000% 1.09% 9/15/29 (b)(c)(d)	121,000	120,770
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class AS 4.458% 1/15/47	327,000	344,166
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class A4 3.801% 9/15/47	331,000	350,451
Lanark Master Issuer PLC Series 2019-2A, Class 1A 2.71% 12/22/69 (b)	273,000	275,596
Lanark Master Issuer PLC Series 2020-1A, Class 1A 2.277% 12/22/69 (b)(d)	200,000	202,823
Legacy Mortgage Asset Trust 2021-GS5 2.25% 7/25/67 (b)	637,000	636,773
Life 2021-BMR Mortgage Trust Series 2021-BMR, Class A 1 month U.S. LIBOR + 0.700% 0.79% 3/15/38 (b)(c)(d)	291,000	290,410
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15, Class ASB 3.654% 4/15/47	341,723	351,573

Quarterly Report	11

Collateralized Mortgage Obligations – continued
	Principal Amount(a)	Value
PRIVATE SPONSOR – continued
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class ASB 3.326% 12/15/47	$ 365,173	$ 376,975
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28, Class A3 3.272% 1/15/49	123,715	128,651
Morgan Stanley Capital I Trust Series 2019-MEAD, Class A 3.17% 11/10/36 (b)	302,000	310,358
New Residential Mortgage Loan Trust Series 2019-5A, Class A1B 3.50% 8/25/59 (b)(d)	90,827	94,015
NYMT Loan Trust 2021-SP1 1.67% 8/25/61 (b)	206,875	205,259
Oceanview Trust 2021-EBO1 1.219% 12/25/51 (b)(d)	659,000	659,000
OPG Trust 2021-PORT 1 month U.S. LIBOR + 0.484% 0.574% 10/15/36 (b)(c)(d)	720,000	714,318
PRPM 2021-2 LLC 2.115% 3/25/26 (b)(d)	256,486	255,742
PRPM 2021-5 LLC 1.793% 6/25/26 (b)	674,150	671,321
PRPM 2021-8 LLC 1.743% 9/25/26 (b)(d)	617,487	613,071
PRPM 2021-RPL1 LLC 1.319% 7/25/51 (b)(d)	101,003	100,110
PRPM 2021-RPL2 LLC 1.455% 10/25/51 (b)(d)	127,125	126,842
RMF Buyout Issuance Trust 2021-HB1 1.259% 11/25/31 (b)(d)	447,000	447,583
SREIT Trust 2021-MFP 1 month U.S. LIBOR + 0.731% 0.831% 11/15/38 (b)(c)(d)	299,000	297,286
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class AS 3.814% 8/10/49 (b)	239,000	243,924
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class AAB 2.687% 3/10/46	134,716	136,289
VCAT 2021-NPL2 LLC 2.115% 3/27/51 (b)	568,751	568,749
VCAT Asset Securitization LLC 1.743% 5/25/51 (b)	1,067,207	1,066,894

		Principal Amount(a)	Value

Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class ASB 3.571% 9/15/58		$ 268,486	$ 279,608
Wells Fargo Commercial Mortgage Trust Series 2015-NXS3, Class ASB 3.371% 9/15/57		263,903	275,631
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class ASB 3.453% 1/15/60		281,000	294,115
TOTAL PRIVATE SPONSOR			19,069,447
U.S. GOVERNMENT AGENCY – 0.3%
Fannie Mae guaranteed REMIC Series 2015-28, Class P 2.50% 5/25/45		50,559	52,216
Fannie Mae guaranteed REMIC Series 2019-33, Class N 3.00% 3/25/48		422,905	438,672
Fannie Mae guaranteed REMIC Series 2019-59, Class AB 2.50% 10/25/39		127,394	131,392
Federal Home Loan Mortgage Corp. REMIC Series 4433, Class DE 2.00% 8/15/32		10,360	10,401
Federal Home Loan Mortgage Corp. REMIC Series 4437, Class DE 2.00% 10/15/32		12,191	12,247
Federal Home Loan Mortgage Corp. REMIC Series 4903, Class DA 3.00% 10/25/48		190,172	197,131
TOTAL U.S. GOVERNMENT AGENCY			842,059
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,997,095)	19,911,506
U.S. Government Agency - Mortgage Securities – 1.0%

Fannie Mae – 0.7%
3.00% 7/1/36 to 3/1/50		1,557,444	1,636,976
4.50% 3/1/39 to 9/1/49		320,260	348,331
TOTAL FANNIE MAE	1,985,307
Freddie Mac – 0.3%
2.00% 1/1/32		567,252	583,206
12	Quarterly Report

Schedule of Investments (Unaudited)–continued
U.S. Government Agency - Mortgage Securities – continued
		Principal Amount(a)	Value
FREDDIE MAC – continued
3.00% 2/1/34		$ 343,225	$ 359,536
TOTAL FREDDIE MAC	942,742
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,938,532)	2,928,049
Municipal Securities – 0.2%

California Gen. Oblig. Series 2019 2.400% 10/1/25		220,000	230,475
New York Urban Dev. Corp. Rev. Series 2017 D 2.700% 3/15/23		235,000	241,588
TOTAL MUNICIPAL SECURITIES (Cost $456,396)	472,063
Foreign Government and Government Agency Obligations – 0.1%

United Mexican States 3.250% 4/16/30 (Cost $199,105)		200,000	203,850

Money Market Fund – 0.7%
		Shares
Fidelity Cash Central Fund, 0.06% (g) (Cost $1,961,349)		1,960,959	1,961,351
TOTAL INVESTMENT IN SECURITIES – 100.1% (Cost $284,933,604)	282,737,484
NET OTHER ASSETS (LIABILITIES) – (0.1%)	(345,005)
NET ASSETS – 100.0%	$ 282,392,479

Legend
(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $81,158,211 or 28.7% of net assets.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $54,203.
(g)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	57	March 2022	$6,919,711	$23,602	$23,602
The notional amount of futures purchased as a percentage of Net Assets is 2.5%
Quarterly Report	13

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.06%	$1,618,747	$19,194,716	$18,852,112	$334	$—	$—	$1,961,351	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, Municipal Securities, Foreign Government and Government Agency Obligations and U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations and U.S. Government Agency - Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund’s investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund’s use of derivatives increased or decreased its exposure to the following risk(s):
Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
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Schedule of Investments (Unaudited)–continued
The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	15

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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16	Quarterly Report